Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of profit (loss) before taxes

The components of profit before taxes were:
	Years ended December 31,
(Millions of dollars)	2015	2014	2013
U.S.	$636	$276	$5,602
Non-U.S.	2,803	2,876	3,769
	$3,439	$3,152	$9,371

Components of the provision (benefit) for income taxes

The components of the provision (benefit) for income taxes were:
	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Current tax provision (benefit):
U.S.[1]	$525	$715	$407
Non-U.S.	656	883	805
State (U.S.)	42	48	33
	1,223	1,646	1,245

Deferred tax provision (benefit):
U.S.[1]	(367)	(763)	1,308
Non-U.S.	66	(116)	131
State (U.S.)	(6)	(75)	111
	(307)	(954)	1,550
Total provision (benefit) for income taxes	$916	$692	$2,795
[1] Includes U.S. taxes related to non-U.S. profits.

Reconciliation of the U.S. federal statutory rate to effective rate
Reconciliation of the U.S. federal statutory rate to effective rate:

	Years ended December 31,
(Millions of dollars)	2015		2014		2013
Taxes at U.S. statutory rate	$1,203	35.0%	$1,103	35.0%	$3,280	35.0%
(Decreases) increases resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(236)	(6.9)%	(223)	(7.1)%	(333)	(3.5)%
State and local taxes, net of federal	24	0.7%	(17)	(0.5)%	93	1.0%
Interest and penalties, net of tax	12	0.4%	12	0.4%	4	—%
U.S. research and production incentives	(95)	(2.7)%	(125)	(4.0)%	(91)	(1.0)%
Other—net	(34)	(1.0)%	(14)	(0.4)%	(16)	(0.2)%
	874	25.5%	736	23.4%	2,937	31.3%

Prior year tax and interest adjustments	42	1.2%	(21)	(0.7)%	(55)	(0.6)%
Release of valuation allowances	—	—%	(23)	(0.7)%	—	—%
Tax law changes	—	—%	—	—%	(87)	(0.9)%
Provision (benefit) for income taxes	$916	26.7%	$692	22.0%	$2,795	29.8%

Deferred income tax assets and liabilities
The amount of deferred income taxes at December 31, included on the following lines in Statement 3, are as follows:

	December 31,
(Millions of dollars)	2015	2014
Assets:
Noncurrent deferred and refundable income taxes	2,367	2,166
Liabilities:
Other liabilities	335	383
Deferred income taxes—net	$2,032	$1,783

Deferred income tax assets and liabilities:
	December 31,
(Millions of dollars)	2015	2014
Deferred income tax assets:
Pension	$1,694	$1,513
Postemployment benefits other than pensions	1,339	1,514
Tax carryforwards	1,098	826
Warranty reserves	359	346
Stock-based compensation	356	327
Inventory	129	123
Allowance for credit losses	203	198
Post sale discounts	185	175
Deferred compensation	124	132
Other—net	572	549
	6,059	5,703

Deferred income tax liabilities:
Capital and intangible assets	(2,561)	(2,625)
Bond discount	(225)	(233)
Translation	(343)	(252)
Undistributed profits of non-U.S. subsidiaries	(82)	(69)
	(3,211)	(3,179)
Valuation allowance for deferred tax assets	(816)	(741)
Deferred income taxes—net	$2,032	$1,783

Summary of net operating loss carryforwards
At December 31, 2015, amounts and expiration dates of net operating loss carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)
2016	2017	2018	2019-2021	2022-2036	Unlimited	Total
$1	$3	$84	$547	$222	$1,780	$2,637

Reconciliation of unrecognized tax benefits

Reconciliation of unrecognized tax benefits: [1]
	Years ended December 31,
(Millions of dollars)	2015	2014
Balance at January 1,	$846	$759

Additions for tax positions related to current year	73	58
Additions for tax positions related to prior years	118	84
Reductions for tax positions related to prior years	(30)	(31)
Reductions for settlements [2]	(30)	(18)
Reductions for expiration of statute of limitations	(9)	(6)

Balance at December 31,	$968	$846

Amount that, if recognized, would impact the effective tax rate	$934	$804

[1]	Foreign currency impacts are included within each line as applicable.

[2]	Includes cash payment or other reduction of assets to settle liability.